Schedule of Investments (unaudited)
October 31, 2025
iShares® Future Exponential Technologies ETF
(Formerly iShares® Exponential Technologies ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.6%
IGO Ltd.(a)	2,884,699	$10,114,933
Megaport Ltd.(a)	1,999,492	21,477,169
Pilbara Minerals Ltd.(a)(b)	1,104,304	2,376,224
SiteMinder Ltd.(a)(b)	2,147,343	9,967,957
Technology One Ltd.	439,615	10,587,702
WiseTech Global Ltd.	110,761	4,995,540
		59,519,525
Austria — 0.2%
Verbund AG	105,206	8,119,819
Belgium — 0.5%
Argenx SE(a)	12,353	10,110,524
Melexis NV	137,559	9,900,521
		20,011,045
Canada — 1.5%
BlackBerry Ltd.(a)(b)	2,895,798	14,142,965
Boralex Inc., Class A(b)	420,790	8,448,502
Brookfield Renewable Corp.	300,598	13,013,661
CGI Inc.	5,398	469,773
Constellation Software Inc.	2,455	6,460,805
Northland Power Inc.	659,440	12,050,513
		54,586,219
China — 7.2%
Alibaba Group Holding Ltd.	1,028,400	21,883,052
Baidu Inc., Class A(a)	668,350	10,116,298
BeOne Medicines Ltd., Class H(a)	75,600	1,817,598
BYD Co. Ltd., Class A	831,000	11,767,389
CALB Group Co. Ltd.(a)(b)(c)	120,200	517,272
China Longyuan Power Group Corp. Ltd., Class H	8,485,000	7,858,013
China Resources Power Holdings Co. Ltd.	3,496,000	8,359,982
China Suntien Green Energy Corp. Ltd., Class H	290,000	162,344
China Three Gorges Renewables Group Co. Ltd., Class A	12,931,910	7,714,568
Ganfeng Lithium Group Co. Ltd., Class A	1,281,502	12,421,463
Gotion High-tech Co. Ltd., Class A	2,173,804	13,897,948
Innovent Biologics Inc.(a)(c)	1,751,500	19,647,614
JA Solar Technology Co. Ltd., Class A(a)	55,600	109,857
Jinko Solar Co. Ltd., Class A(a)	144,656	117,973
Li Auto Inc., Class A(a)	1,088,900	11,299,592
LONGi Green Energy Technology Co. Ltd., Class A(a)	3,286,336	9,734,972
National Silicon Industry Group Co. Ltd., Class A(a)	2,671,188	8,572,537
NIO Inc., Class A(a)(b)	2,383,940	17,237,135
Sunny Optical Technology Group Co. Ltd.	244,000	2,357,942
TAL Education Group, ADR(a)	9,505	116,531
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,615,000	7,457,146
Tencent Holdings Ltd.	309,300	25,123,727
Tianqi Lithium Corp., Class A(a)	1,508,207	11,311,828
Tongwei Co. Ltd., Class A(a)	2,195,100	7,632,971
Trina Solar Co. Ltd., Class A(a)	42,618	121,802
Xiaomi Corp., Class B(a)(c)	5,738,000	31,833,910
XPeng Inc., Class A(a)	1,774,900	20,677,871
		269,869,335
Denmark — 1.1%
Novo Nordisk A/S, Class B	365,016	17,970,347
Orsted A/S(a)(c)	336,565	6,027,625
Vestas Wind Systems A/S	801,402	16,390,356
		40,388,328
Security	Shares	Value
France — 1.7%
Dassault Systemes SE	211,546	$6,020,120
Engie SA	351,721	8,234,827
Legrand SA	6,760	1,167,369
Sanofi SA	131,512	13,304,119
Sartorius Stedim Biotech	41,664	9,964,755
Schneider Electric SE	13,416	3,822,618
STMicroelectronics NV	548,320	13,464,482
Thales SA	18,346	5,231,413
Worldline SA(a)(b)(c)	1,108,575	3,005,472
		64,215,175
Germany — 2.5%
BioNTech SE, ADR(a)(b)	10,115	1,051,049
Infineon Technologies AG	737,782	29,284,704
QIAGEN NV	167,610	7,889,413
Rheinmetall AG	8,468	16,646,260
RWE AG	130,928	6,445,653
SAP SE	32,408	8,428,425
Siemens Energy AG(a)	194,824	24,272,207
		94,017,711
Hong Kong — 0.0%
Xinyi Energy Holdings Ltd.	608,000	99,271
India — 0.6%
Infosys Ltd.	619,043	10,314,550
Tata Consultancy Services Ltd.	158,448	5,453,258
Wipro Ltd.	2,283,542	6,184,258
		21,952,066
Indonesia — 0.0%
GoTo Gojek Tokopedia Tbk PT(a)	168,899,800	606,768
Israel — 0.2%
Nice Ltd.(a)	43,431	5,924,332
Italy — 1.0%
Enel SpA	1,573,015	15,912,238
Infrastrutture Wireless Italiane SpA(c)	793,983	8,724,568
Leonardo SpA	81,924	4,819,972
Nexi SpA(c)	1,469,571	7,748,483
		37,205,261
Japan — 4.3%
Chugai Pharmaceutical Co. Ltd.	253,200	11,588,389
Daifuku Co. Ltd.	424,100	13,518,944
Daiichi Sankyo Co. Ltd.	468,500	11,191,582
FANUC Corp.	494,100	16,488,819
Harmonic Drive Systems Inc.(b)	496,200	9,136,030
Murata Manufacturing Co. Ltd.	1,108,700	23,904,584
Nabtesco Corp.	486,700	12,191,658
Rakuten Group Inc.(a)	298,700	1,954,156
Renesas Electronics Corp.	588,900	7,272,660
SUMCO Corp.	992,600	10,115,406
Taiyo Yuden Co. Ltd.	562,200	15,967,492
Takeda Pharmaceutical Co. Ltd.	167,800	4,528,501
TDK Corp.	689,200	12,041,842
Yaskawa Electric Corp.	352,600	9,671,220
		159,571,283
Netherlands — 1.6%
Adyen NV(a)(c)	11,319	19,394,928
Allfunds Group PLC	1,416,321	10,766,502
ASM International NV	14,147	9,179,204
ASML Holding NV	10,683	11,295,236

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Future Exponential Technologies ETF
(Formerly iShares® Exponential Technologies ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
BE Semiconductor Industries NV	63,006	$10,742,276
		61,378,146
Norway — 0.4%
Kongsberg Gruppen ASA	87,094	2,220,311
Nordic Semiconductor ASA(a)	924,723	13,374,374
		15,594,685
Portugal — 0.4%
EDP Renovaveis SA	813,698	11,896,825
EDP SA	556,169	2,764,794
		14,661,619
Singapore — 0.1%
Singapore Technologies Engineering Ltd.	529,100	3,447,117
South Korea — 2.1%
LG Energy Solution Ltd.(a)	46,821	15,499,946
NAVER Corp.	3,657	685,381
Samsung Electro-Mechanics Co. Ltd.	87,267	14,959,357
Samsung SDI Co. Ltd.	70,876	15,969,876
SK Hynix, Inc.	79,720	31,018,528
		78,133,088
Spain — 1.4%
Amadeus IT Group SA	115,264	8,810,860
Cellnex Telecom SA(c)	233,263	7,261,882
Corp. ACCIONA Energias Renovables SA	403,225	11,093,036
Iberdrola SA	1,258,410	25,503,239
		52,669,017
Sweden — 0.6%
Saab AB, Class B	76,478	4,208,312
Swedish Orphan Biovitrum AB(a)	288,693	9,946,413
Telefonaktiebolaget LM Ericsson, Class B	978,268	9,925,371
		24,080,096
Switzerland — 1.6%
Novartis AG, Registered	282,536	34,967,123
Roche Holding AG, NVS	73,652	23,857,369
		58,824,492
Taiwan — 3.1%
Advantech Co. Ltd.	774,000	7,861,809
Globalwafers Co. Ltd.	657,000	10,801,715
MediaTek Inc.	287,000	12,171,504
Sino-American Silicon Products Inc.	1,729,000	6,996,422
Taiwan Semiconductor Manufacturing Co. Ltd.	898,000	43,426,980
United Microelectronics Corp.	5,953,000	8,990,382
Win Semiconductors Corp.	2,303,000	8,005,794
Yageo Corp.	2,015,600	16,223,286
		114,477,892
United Kingdom — 3.1%
AstraZeneca PLC	229,119	37,792,842
BAE Systems PLC	576,726	14,206,762
GSK PLC	916,738	21,463,989
London Stock Exchange Group PLC	94,453	11,771,325
Ocado Group PLC(a)	2,180,304	6,279,367
Sage Group PLC (The)	490,360	7,411,972
SSE PLC	232,717	5,862,789
Wise PLC, Class A(a)	745,065	9,474,268
		114,263,314
United States — 62.4%
AbbVie Inc.	243,916	53,183,445
Accenture PLC, Class A	39,690	9,926,469
Advanced Micro Devices Inc.(a)	113,703	29,121,612
Agilent Technologies Inc.	30,854	4,515,791
Security	Shares	Value
United States (continued)
Air Products and Chemicals Inc.	45,610	$11,064,530
Akamai Technologies Inc.(a)	109,344	8,211,734
Albemarle Corp.	123,486	12,130,030
Alnylam Pharmaceuticals Inc.(a)	44,964	20,505,383
Alphabet Inc., Class A	180,420	50,732,300
Amazon.com Inc.(a)	289,306	70,654,311
American Tower Corp.	42,671	7,637,256
Amgen Inc.	61,522	18,360,010
Amphenol Corp., Class A	32,882	4,581,778
Analog Devices Inc.	214,325	50,179,912
Applied Materials Inc.	46,906	10,933,789
AppLovin Corp., Class A(a)	4,978	3,172,629
Arista Networks Inc.(a)	100,618	15,866,452
Atlassian Corp., Class A(a)	30,345	5,141,050
Autodesk Inc.(a)	25,355	7,640,476
Belden Inc.	7,674	935,077
Bentley Systems Inc., Class B	175,224	8,906,636
Biogen Inc.(a)	14,626	2,256,353
Bio-Rad Laboratories Inc., Class A(a)(b)	25,566	8,169,615
Blackbaud Inc.(a)	98,012	6,276,688
Block Inc.(a)	118,489	8,998,055
Box Inc., Class A(a)	247,067	7,928,380
Bridgebio Pharma Inc.(a)(b)	281,035	17,604,032
Bristol-Myers Squibb Co.	373,250	17,195,627
Broadcom Inc.	145,077	53,624,811
Broadridge Financial Solutions Inc.	24,002	5,290,041
Cadence Design Systems Inc.(a)	32,610	11,044,681
Cisco Systems Inc.	396,895	29,016,993
Clearwater Analytics Holdings Inc., Class A(a)(b)	54,092	995,834
Cloudflare Inc., Class A(a)	126,534	32,051,062
Cognizant Technology Solutions Corp., Class A	132,152	9,631,238
Coinbase Global Inc., Class A(a)	68,450	23,531,741
Corning Inc.	201,325	17,934,031
CoStar Group Inc.(a)(b)	10,838	745,763
CRISPR Therapeutics AG(a)(b)	171,441	10,970,510
Crowdstrike Holdings Inc., Class A(a)	70,104	38,067,173
Crown Castle Inc.	86,164	7,773,716
Danaher Corp.	111,061	23,920,318
Datadog Inc., Class A(a)	70,418	11,464,755
DocuSign Inc., Class A(a)	80,108	5,859,099
Dropbox Inc., Class A(a)	257,949	7,480,521
DuPont de Nemours Inc.	123,399	10,075,528
Dynatrace Inc.(a)	164,393	8,313,354
Eaton Corp. PLC	24,343	9,288,315
EchoStar Corp., Class A(a)	264,513	19,804,088
Elastic NV(a)	85,957	7,669,084
Eli Lilly & Co.	98,410	84,914,053
Emerson Electric Co.	112,915	15,759,547
Enphase Energy Inc.(a)(b)	131,827	4,022,042
Entegris Inc.	4,085	374,063
EPAM Systems Inc.(a)	37,983	6,211,740
Exact Sciences Corp.(a)	17,856	1,155,105
F5 Inc.(a)	33,890	8,575,864
FactSet Research Systems Inc.	7,561	2,017,275
Fair Isaac Corp.(a)	4,695	7,791,493
First Solar Inc.(a)	58,372	15,581,822
Fortinet Inc.(a)	209,357	18,094,725
Garmin Ltd.	37,007	7,917,278
GE Vernova Inc.	17,337	10,144,572
Gen Digital Inc.	388,517	10,241,308
Gilead Sciences Inc.	135,411	16,220,884
Guardant Health Inc.(a)	14,337	1,333,628

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Future Exponential Technologies ETF
(Formerly iShares® Exponential Technologies ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Guidewire Software Inc.(a)	39,295	$9,180,884
Hubbell Inc., Class B	10,780	5,066,600
HubSpot Inc.(a)	13,825	6,800,794
Illumina Inc.(a)	73,369	9,064,006
Intel Corp.(a)	399,961	15,994,440
International Business Machines Corp.	57,337	17,625,967
Intuitive Surgical Inc.(a)	87,367	46,678,441
Ionis Pharmaceuticals Inc.(a)(b)	148,841	11,058,886
Jazz Pharmaceuticals PLC(a)	72,454	9,972,569
Johnson & Johnson	266,872	50,404,115
KLA Corp.	19,846	23,988,654
Lam Research Corp.	98,582	15,522,722
Lincoln Electric Holdings Inc.	49,855	11,688,505
Manhattan Associates Inc.(a)	26,448	4,815,387
MarketAxess Holdings Inc.	42,061	6,732,284
Marvell Technology Inc.(b)	91,298	8,558,275
Merck & Co. Inc.	352,442	30,302,963
Meta Platforms Inc., Class A	57,530	37,299,575
Mettler-Toledo International Inc.(a)(b)	6,311	8,938,206
Microchip Technology Inc.	130,927	8,172,463
Micron Technology Inc.	99,088	22,172,922
Microsoft Corp.	156,546	81,061,084
Moderna Inc.(a)(b)	220,430	5,986,879
MongoDB Inc., Class A(a)	28,667	10,314,960
Monolithic Power Systems Inc.	15,299	15,375,495
Motorola Solutions Inc.	16,736	6,806,699
Nasdaq Inc.	177,055	15,136,432
NEXTracker Inc., Class A(a)	240,831	24,376,914
Northrop Grumman Corp.	28,185	16,444,538
Nvidia Corp.	469,191	95,006,486
NXP Semiconductors NV	127,260	26,612,611
Okta Inc.(a)	128,703	11,780,186
ON Semiconductor Corp.(a)	271,684	13,605,935
Oracle Corp.	41,665	10,941,646
Palantir Technologies Inc., Class A(a)	171,089	34,298,212
Palo Alto Networks Inc.(a)	168,648	37,143,036
Pfizer Inc.	960,452	23,675,142
PTC Inc.(a)	40,232	7,987,661
Qorvo Inc.(a)	115,813	10,992,970
Qualcomm Inc.	50,777	9,185,559
Qualys Inc.(a)	59,983	7,393,505
Regeneron Pharmaceuticals Inc.	22,880	14,913,184
Repligen Corp.(a)	58,796	8,764,132
Revvity Inc.	13,884	1,299,404
Rockwell Automation Inc.	22,798	8,397,871
Roper Technologies Inc.	14,806	6,605,697
S&P Global Inc.	62,107	30,259,151
Salesforce Inc.	23,168	6,033,179
SBA Communications Corp., Class A	40,069	7,672,412
Seagate Technology Holdings PLC	77,606	19,857,823
SEI Investments Co.	19,386	1,562,705
Sensata Technologies Holding PLC	50,907	1,620,370
SentinelOne Inc., Class A(a)	415,711	7,420,441
ServiceNow Inc.(a)	6,915	6,356,821
Skyworks Solutions Inc.	89,668	6,968,997
Snowflake Inc.(a)	58,833	16,172,015
SoFi Technologies Inc.(a)	729,198	21,642,597
Synopsys Inc.(a)	20,610	9,353,230
Security	Shares	Value
United States (continued)
TE Connectivity PLC, NVS	103,844	$25,650,506
Tenable Holdings Inc.(a)	211,651	6,142,112
Teradyne Inc.	76,876	13,972,982
Tesla Inc.(a)	217,140	99,137,438
Texas Instruments Inc.	395,134	63,798,336
Trade Desk Inc. (The), Class A(a)	64,423	3,239,188
Tradeweb Markets Inc., Class A	88,131	9,288,126
Tyler Technologies Inc.(a)	12,898	6,142,801
Varonis Systems Inc., Class B(a)	195,578	6,890,213
Veeva Systems Inc., Class A(a)	32,940	9,592,128
Vertex Pharmaceuticals Inc.(a)	28,404	12,087,890
Waters Corp.(a)(b)	26,918	9,410,533
Western Digital Corp.	107,685	16,175,364
Workday Inc., Class A(a)	5,771	1,384,578
Zscaler Inc.(a)	57,542	19,054,458
		2,327,768,765
Total Common Stocks — 99.2% (Cost: $2,714,625,646)		3,701,384,369
Preferred Stocks
Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	258,546	12,579,312
Germany — 0.3%
Sartorius AG, Preference Shares, NVS	35,537	9,777,223
Total Preferred Stocks — 0.6% (Cost: $17,244,015)		22,356,535
Total Long-Term Investments — 99.8% (Cost: $2,731,869,661)		3,723,740,904
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	39,404,252	39,423,954
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	2,590,000	2,590,000
Total Short-Term Securities — 1.1% (Cost: $41,977,743)		42,013,954
Total Investments — 100.9% (Cost: $2,773,847,404)		3,765,754,858
Liabilities in Excess of Other Assets — (0.9)%		(34,589,403)
Net Assets — 100.0%		$3,731,165,455

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Future Exponential Technologies ETF
(Formerly iShares® Exponential Technologies ETF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$79,508,881	$—	$(40,096,226)(a)	$15,395	$(4,096)	$39,423,954	39,404,252	$108,910 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,900,000	—	(5,310,000)(a)	—	—	2,590,000	2,590,000	38,634	—
				$15,395	$(4,096)	$42,013,954		$147,544	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	11	12/19/25	$3,781	$86,153
Euro STOXX 50 Index	12	12/19/25	784	28,167
MSCI Emerging Markets Index	23	12/19/25	1,619	60,706
				$175,026
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,384,202,180	$1,317,182,189	$—	$3,701,384,369

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Future Exponential Technologies ETF
(Formerly iShares® Exponential Technologies ETF)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Preferred Stocks	$—	$22,356,535	$—	$22,356,535
Short-Term Securities
Money Market Funds	42,013,954	—	—	42,013,954
	$2,426,216,134	$1,339,538,724	$—	$3,765,754,858
Derivative Financial Instruments(a)
Assets
Equity Contracts	$175,026	$—	$—	$175,026

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares